UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market
Central Fund

June 30, 2010

1.818373.105

CFM-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 39.5%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 8.0%
Bank of Montreal
9/7/10	0.50%	$ 3,000,000	$ 3,000,028
Commonwealth Bank of Australia
8/23/10 to 9/24/10	0.33 to 0.50	5,000,000	5,000,000
Credit Agricole SA
7/1/10 to 8/2/10	0.40 to 0.51 (d)	20,000,000	20,000,000
Credit Industriel et Commercial
7/6/10 to 8/9/10	0.50 to 0.54	15,000,000	15,000,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.70	4,000,000	4,000,000
HSBC Bank PLC London Branch
9/7/10 to 12/6/10	0.50 to 0.70	2,000,000	2,000,000
ING Bank NV
9/1/10	0.46	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/26/10 to 10/6/10	0.63 to 0.68	10,000,000	10,000,000
National Australia Bank Ltd.
7/7/10 to 8/19/10	0.30 to 0.44	6,000,000	6,000,023
			70,000,051
New York Branch, Yankee Dollar, Foreign Banks - 31.5%
Banco Bilbao Vizcaya Argentaria SA New York Branch
7/7/10	0.35 (d)	6,000,000	6,000,000
Banco Santander SA
7/21/10	0.77	5,000,000	5,000,000
Bank of Montreal
7/19/10 to 7/26/10	0.36 to 0.50 (d)	6,000,000	6,000,000
Bank of Nova Scotia
7/6/10 to 10/29/10	0.30 to 0.45 (d)	45,000,000	44,997,756
Bank of Tokyo-Mitsubishi
7/1/10 to 9/22/10	0.32 to 0.58	36,000,000	36,000,000
Barclays Bank PLC New York Branch
7/8/10	0.51 (d)	4,000,000	4,000,000
BNP Paribas New York Branch
8/2/10 to 9/20/10	0.33 to 0.48	22,000,000	22,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Calyon New York Branch
7/6/10	0.40%	$ 4,000,000	$ 4,000,000
Canadian Imperial Bank of Commerce New York Branch
7/9/10 to 8/2/10	0.38 to 0.50 (d)	10,000,000	10,000,096
Commerzbank AG New York Branch
7/1/10 to 8/10/10	0.40 to 0.57 (d)	15,000,000	15,000,000
Deutsche Bank AG New York Branch
8/2/10	0.46	3,000,000	3,000,000
Dnb Nor Bank ASA New York Branch
8/20/10	0.45	3,000,000	3,000,000
Intesa Sanpaolo SpA
9/9/10	0.35	4,000,000	4,000,000
Intesa Sanpaolo SpA New York Branch
7/23/10	0.40 (d)	1,000,000	1,000,000
Natixis New York Branch
7/7/10 to 9/22/10	0.40 to 2.04 (d)	16,000,000	16,000,000
Nordea Bank Finland PLC
9/7/10	0.51	3,000,000	3,000,000
Rabobank Nederland
7/6/10 to 9/8/10	0.35 to 0.50 (d)	17,000,000	17,000,000
Rabobank Nederland New York Branch
7/6/10 to 7/26/10	0.35 (d)	26,000,000	26,000,000
Royal Bank of Canada
7/1/10	0.61 (d)	3,000,000	3,000,000
Royal Bank of Canada New York Branch
7/12/10 to 7/29/10	0.35 (d)	5,000,000	5,000,000
Societe Generale
8/5/10	0.65 (d)	1,000,000	1,000,000
Societe Generale Institutional CD Program
7/7/10	0.39 (d)	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
8/3/10	0.41	6,000,000	6,000,000
Svenska Handelsbanken AB
8/19/10	0.44	1,000,000	1,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Svenska Handelsbanken New York
9/15/10	0.54%	$ 7,000,000	$ 7,000,074
Toronto-Dominion Bank
7/6/10 to 7/29/10	0.30 to 0.35 (d)	4,000,000	4,000,000
Toronto-Dominion Bank New York Branch
7/6/10 to 12/20/10	0.30 to 0.50 (d)	8,000,000	7,999,935
UBS AG
8/18/10	0.46	10,000,000	10,000,000
			274,997,861
TOTAL CERTIFICATES OF DEPOSIT			344,997,912
Commercial Paper - 23.9%

Abbott Laboratories
7/26/10	0.39 (d)	3,000,000	3,000,000
Amsterdam Funding Corp.
7/7/10	0.30	40,000,000	39,998,000
Australia & New Zealand Banking Group Ltd.
8/24/10 to 8/31/10	0.44 to 0.45	2,000,000	1,998,578
Autobahn Funding
7/14/10 to 7/15/10	0.38 to 0.42	2,000,000	1,999,701
Canadian Imperial Holdings, Inc.
7/15/10	0.35 (d)	1,000,000	1,000,000
Commerzbank U.S. Finance, Inc.
7/22/10 to 8/10/10	0.40 to 0.55	10,450,000	10,446,413
Commonwealth Bank of Australia
9/7/10 to 9/10/10	0.33 to 0.58 (d)	9,000,000	8,994,908
Credit Agricole North America
7/16/10	0.42	6,000,000	5,998,950
Credit Suisse New York Branch
8/2/10	0.44	3,000,000	2,998,827
CVS Caremark Corp.
7/1/10	0.50 (d)	3,000,000	3,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
7/1/10	0.32	4,541,000	4,541,000
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Danske Corp.
7/6/10 to 8/31/10	0.35 to 0.55%	$ 9,000,000	$ 8,994,765
DnB NOR Bank ASA
7/1/10 to 7/19/10	0.34 to 0.35 (d)	7,000,000	7,000,000
Hannover Funding Co. LLC
7/26/10	0.55	3,000,000	2,998,854
Intesa Funding LLC
7/2/10 to 9/16/10	0.35 to 0.41	8,000,000	7,996,456
Landesbank Hessen-Thuringen
7/6/10 to 8/9/10	0.63	2,000,000	1,999,230
Market Street Funding LLC
9/13/10	0.50	2,028,000	2,025,916
Natexis Banques Populaires U.S. Finance Co. LLC
7/19/10	0.52	7,000,000	6,998,180
Nordea North America, Inc.
7/6/10 to 11/3/10	0.30 to 0.45	13,000,000	12,991,731
Santander Finance, Inc.
7/19/10 to 7/21/10	0.77	4,000,000	3,998,374
Svenska Handelsbanken, Inc.
7/7/10	0.30	3,000,000	2,999,850
Toyota Credit Canada, Inc.
8/17/10	0.56	10,000,000	9,992,689
Toyota Motor Credit Corp.
7/26/10 to 8/26/10	0.40 to 0.58	6,000,000	5,996,602
UBS Finance, Inc.
7/13/10	0.44	8,000,000	7,998,827
UniCredito Italiano Bank (Ireland) PLC
7/2/10 to 7/29/10	0.50 to 0.55	36,000,000	35,996,725
Westpac Banking Corp.
7/13/10 to 7/16/10	0.38 to 0.40 (d)	7,000,000	7,000,000
TOTAL COMMERCIAL PAPER			208,964,576
U.S. Government and Government Agency Obligations - 1.5%

Other Government Related - 1.5%
Bank of America NA (FDIC Guaranteed)
7/29/10	0.38 (c)(d)	5,545,000	5,545,000
U.S. Government and Government Agency Obligations - continued
Due Date	Yield (a)	Principal Amount	Value
Other Government Related - continued
Citibank NA (FDIC Guaranteed)
9/30/10	0.58% (c)(d)	$ 1,000,000	$ 1,000,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/10 to 3/11/11	0.34 to 0.46 (c)(d)	6,740,000	6,749,219
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			13,294,219
Federal Agencies - 4.7%

Federal Home Loan Bank - 4.7%
7/9/10 to 6/7/11	0.26 to 0.76 (d)	41,000,000	40,987,942
U.S. Treasury Obligations - 2.3%

U.S. Treasury Bills - 2.0%
9/23/10 to 11/18/10	0.22 to 0.41	17,375,000	17,361,173
U.S. Treasury Notes - 0.3%
1/31/11 to 4/30/11	0.45 to 0.48	3,000,000	3,009,184
TOTAL U.S. TREASURY OBLIGATIONS			20,370,357
Medium-Term Notes - 5.8%

Berkshire Hathaway, Inc.
8/10/10	0.35 (d)	2,000,000	2,000,000
BNP Paribas SA
8/13/10	0.67 (d)	11,000,000	11,000,000
BP Capital Markets PLC
9/11/10	0.67 (d)	2,733,000	2,733,000
Commonwealth Bank of Australia
7/6/10 to 7/14/10	0.40 (b)(d)	7,000,000	7,000,000
Metropolitan Life Global Funding I
7/1/10	1.29 (b)(d)	1,000,000	1,000,000
Royal Bank of Canada
7/1/10 to 7/15/10	0.34 to 0.79 (b)(d)	13,000,000	13,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Verizon Communications, Inc.
9/15/10	1.04% (d)	$ 4,000,000	$ 4,000,000
Westpac Banking Corp.
7/15/10 to 8/11/10	0.31 to 0.44 (b)(d)	10,000,000	10,000,000
TOTAL MEDIUM-TERM NOTES			50,733,000
Time Deposits - 0.1%

Banco Santander SA
7/9/10	0.40	1,000,000	1,000,000
Municipal Securities - 9.3%

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev., VRDN
7/7/10	0.27 (d)(e)	12,000,000	12,000,000
Connecticut Hsg. Fin. Auth. Series 2002 A3, VRDN
7/7/10	0.29 (d)(e)	7,500,000	7,500,000
Delaware Econ. Dev. Auth. Rev. Series 1999 A, VRDN
7/7/10	0.44 (d)	4,600,000	4,600,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, VRDN
7/7/10	0.33 (d)(e)	12,400,000	12,400,000
New York Hsg. Fin. Agcy. Rev., VRDN
7/7/10	0.21 (d)(e)	12,900,000	12,900,000
Ohio Air Quality Dev. Auth. Rev. Series 2008 A, VRDN
7/7/10	0.26 (d)(e)	21,000,000	21,000,000
Philadelphia Gas Works Rev. Fifth Series A2, VRDN
7/7/10	0.27 (d)	10,500,000	10,500,000
TOTAL MUNICIPAL SECURITIES		80,900,000
Repurchase Agreements - 13.9%
	Maturity Amount
In a joint trading account at 0.06% dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations) #	$ 400,001	400,000
With:
Banc of America Securities LLC at:
0.26%, dated 6/30/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $35,020,253, 0%, 12/15/36 - 4/15/37)	34,000,246	34,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Banc of America Securities LLC at:
0.61%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $3,240,055, 5.4%, 12/1/15)	$ 3,000,051	$ 3,000,000
Barclays Capital, Inc. at:
0.45%, dated 6/25/10 due 7/9/10 (Collateralized by Corporate Obligations valued at $1,050,079, 0.57%, 1/13/39)	1,000,175	1,000,000
0.5%, dated:
6/17/10 due 7/16/10 (Collateralized by Equity Securities valued at $2,160,424)	2,000,806	2,000,000
6/25/10 due 8/24/10 (Collateralized by Corporate Obligations valued at $1,050,088, 0.57%, 1/13/39)	1,000,833	1,000,000
0.55%, dated 6/17/10 due 7/16/10 (Collateralized by Corporate Obligations valued at $1,050,795, 0.91%, 7/18/11)	1,000,443	1,000,000
0.75%, dated 6/9/10 due 8/10/10 (Collateralized by Corporate Obligations valued at $1,061,886, 0.57% - 1.47%, 8/25/33 - 1/13/39)	1,001,292	1,000,000
0.8%, dated 6/24/10 due 8/24/10 (Collateralized by Corporate Obligations valued at $1,063,419, 0.5% - 0.57%, 7/25/36 - 1/13/39)	1,001,356	1,000,000
BNP Paribas Securities Corp. at 0.24%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $2,100,015, 7.13%, 1/20/37)	2,000,013	2,000,000
Deutsche Bank Securities, Inc. at:
0.26%, dated 5/20/10 due 7/19/10 (Collateralized by U.S. Government Obligations valued at $5,101,548, 4.5%, 4/1/25)	5,002,167	5,000,000
0.42%, dated 5/4/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $1,056,531, 0.74% - 11.5%, 3/2/11 - 4/15/40)	1,001,073	1,000,000
0.45%, dated:
4/8/10 due 7/7/10 (Collateralized by Corporate Obligations valued at $1,091,510, 0.63% - 9.52%, 3/2/11 - 4/15/40)	1,001,125	1,000,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $1,080,869, 0.85% - 9.52%, 5/15/11 - 4/15/40)	1,001,125	1,000,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $1,150,968, 0.6% - 11.5%, 8/1/11 - 6/12/47)	1,001,138	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.45%, dated:
4/20/10 due:
7/22/10 (Collateralized by Corporate Obligations valued at $1,251,273, 0.66% - 11.5%, 10/22/13 - 6/12/47)	$ 1,001,163	$ 1,000,000
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $1,080,983, 0.66% - 11.5%, 2/1/11 - 4/15/40)	1,001,125	1,000,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $1,099,989, 7.88%, 12/15/14)	1,001,125	1,000,000
0.47%, dated 5/10/10 due:
8/9/10 (Collateralized by Corporate Obligations valued at $1,200,032, 1.34% - 11.5%, 2/4/17 - 6/1/56)	1,001,188	1,000,000
8/12/10 (Collateralized by Corporate Obligations valued at $1,200,032, 1.34% - 11.5%, 2/4/17 - 6/1/56)	1,001,227	1,000,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $1,089,364, 7.38% - 7.75%, 5/15/11 - 5/15/13)	1,001,375	1,000,000
6/28/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $1,080,442, 7.38%, 5/15/11)	1,001,390	1,000,000
6/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $1,080,017, 7.13% - 10.88%, 4/1/17 - 6/1/28)	1,001,421	1,000,000
Goldman Sachs & Co. at 0.21%, dated 6/24/10 due 7/1/10 (Collateralized by U.S. Government Obligations valued at $2,060,114, 0.34% - 6.5%, 4/25/37 - 3/25/44) (d)(f)	2,000,082	2,000,000
ING Financial Markets LLC at 0.56%, dated 5/24/10 due 8/23/10 (Collateralized by Corporate Obligations valued at $1,054,899, 6.05%, 5/16/16)	1,001,416	1,000,000
J.P. Morgan Securities, Inc. at:
0.53%, dated 6/30/10 due 7/1/10 (Collateralized by Corporate Obligations valued at $25,925,080, 4.5%, 3/15/14)	24,000,353	24,000,000
0.68%, dated 5/25/10 due 7/26/10 (Collateralized by Corporate Obligations valued at $1,080,775, 0%, 9/1/42)	1,001,171	1,000,000
Morgan Stanley & Co., Inc. at:
0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $4,201,648, 2.59% - 14%, 4/1/11 - 6/1/40)	3,002,792	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Morgan Stanley & Co., Inc. at:
0.45%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $1,050,171, 0.58%, 10/14/14)	$ 1,000,388	$ 1,000,000
0.55%, dated:
6/4/10 due 8/3/10 (Collateralized by Corporate Obligations valued at $2,160,891, 5.15% - 12%, 3/1/12 - 3/1/17)	2,001,833	2,000,000
6/21/10 due 7/21/10 (Collateralized by Corporate Obligations valued at $1,050,161, 0.63%, 12/20/54)	1,000,458	1,000,000
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Corporate Obligations valued at $6,489,828, 0.61% - 6.29%, 2/25/37 - 3/13/38)	6,010,500	6,000,000
RBC Capital Markets Co. at:
0.55%, dated:
5/21/10 due 8/20/10 (Collateralized by Corporate Obligations valued at $1,337,064, 1.85%, 12/1/36)	1,001,390	1,000,000
6/7/10 due 7/7/10 (Collateralized by Mortgage Loan Obligations valued at $2,137,169, 0.54% - 7%, 11/25/33 - 8/25/37)	2,000,917	2,000,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $1,161,029, 1.63%, 7/15/17)	1,004,372	1,000,000
RBS Securities, Inc. at 0.67%, dated 6/18/10 due 7/19/10 (Collateralized by Corporate Obligations valued at $4,205,869, 9.31%, 10/22/12)	4,002,308	4,000,000
UBS Securities LLC at:
0.45%, dated:
4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $1,091,528, 4.88% - 9.7%, 10/1/14 - 7/15/27)	1,001,138	1,000,000
5/6/10 due 8/4/10 (Collateralized by Corporate Obligations valued at $1,082,800, 6%, 12/1/16)	1,001,125	1,000,000
5/10/10 due 8/9/10 (Collateralized by Corporate Obligations valued at $1,101,578, 0.56%, 4/15/22)	1,001,138	1,000,000
0.5%, dated 5/18/10 due 8/16/10 (Collateralized by Corporate Obligations valued at $1,094,059, 0.56%, 4/15/22)	1,001,250	1,000,000
0.58%, dated 5/18/10 due 8/19/10 (Collateralized by Corporate Obligations valued at $1,085,772, 0.75% - 6.5%, 3/15/23 - 5/9/37)	1,001,498	1,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $2,162,886, 0.75% - 7.5%, 11/15/10 - 5/9/32)	$ 2,003,438	$ 2,000,000
Wells Fargo Securities, LLC at:
0.4%, dated 4/27/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $1,050,731, 0% - 5.1%, 7/6/10 - 12/14/11)	1,001,011	1,000,000
0.46%, dated 5/6/10 due 8/6/10 (Collateralized by Commercial Paper Obligations valued at $1,030,737, 8/4/10)	1,001,176	1,000,000
TOTAL REPURCHASE AGREEMENTS		121,400,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $882,648,006)		882,648,006
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,928,112)
NET ASSETS - 100%		$ 873,719,894
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,000,000 or 3.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $13,294,219 or 1.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$400,000 due 7/01/10 at 0.06%
Banc of America Securities LLC	$ 19,047
Bank of America, NA	156,773
Barclays Capital, Inc.	23,809
Citibank Na	3,663
Citigroup Global Markets, Inc.	21,978
Credit Suisse Securities (USA) LLC	7,326
Deutsche Bank Securities, Inc.	29,303
ING Financial Markets LLC	3,663
J.P. Morgan Securities, Inc.	21,978
Merrill Lynch Government Securities, Inc.	13,187
Morgan Stanley & Co., Inc.	24,916
RBC Capital Markets Corp.	4,029
RBS Securities, Inc.	10,989
UBS Securities LLC	20,512
Wells Fargo Securities LLC.	38,827
$ 400,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2010, the cost of investment securities for income tax purposes was $882,648,006.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010